SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right of use assets	$ 80,449	$ 139,441
Liabilities
Operating lease liabilities – current	72,439	119,045
Operating lease liabilities – non-current	13,809	20,396
Total Operating lease liabilities	$ 86,248	$ 139,441